Customer deposits	6 Months Ended
Jun. 30, 2026
Deposits from customers [abstract]
Customer deposits	8 Customer deposits

Customer deposits
in EUR million	30 June 2026	31 December 2025
Current accounts / Overnight deposits	242,598	238,940
Savings accounts	399,779	382,066
Time deposits	127,386	98,599
Other	3,527	1,768
	773,291	721,373
Current accounts / Overnight deposits, Savings accounts and Time deposits include balances with individuals, respectively EUR 114,184 million (31 December 2025: EUR 113,586 million), EUR 365,170 million (31 December
2025: EUR 347,234 million) and EUR 53,198 million (31 December 2025: EUR 50,033 million).